SHARE-BASED COMPENSATION - Warrants Remain Outstanding (Details)	Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollar per share) | $ / shares	$ 5.00
Warrants Outstanding	44,258,882
Warrants Exercisable	44,258,882
June 2026
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollar per share) | $ / shares	$ 11.50
Warrants Outstanding	30,664,500
Warrants Exercisable	30,664,500
June 2024
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollar per share) | $ / shares	$ 10.00
Warrants Outstanding	2,654,445
Warrants Exercisable	2,654,445
August 2027
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollar per share) | $ / shares	$ 5.00
Warrants Outstanding	10,939,937
Warrants Exercisable	10,939,937